Non-controlling Interests and Redeemable non-controlling Interest - Change in Redeemable non-controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Increase (Decrease) in Temporary Equity [Roll Forward]
Opening balance	$ 41,553	$ 21,922
Net effect from operations	(7,545)	(10,356)
Contributions from redeemable non-controlling interests	0	31,105
Dividends and distributions declared	(644)	(1,118)
Closing balance	33,364	41,553
Related Party
Increase (Decrease) in Temporary Equity [Roll Forward]
Opening balance	0	0
Net effect from operations	2,622	0
Contributions from redeemable non-controlling interests	305,000	0
Dividends and distributions declared	0	0
Closing balance	$ 307,622	$ 0